STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	8 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Equity [Abstract]
Warrants issued for services

The assumptions used in valuing warrants issued for services during the six months ended February 28, 2015 were as follows:

Risk free interest rate	1.10%
Expected life	1.5 - 10 Years
Dividend yield	None
Volatility	60%

Summary of warrants outstanding

The following is a summary of warrants outstanding at February 28, 2015:

Exercise Price	Number of Warrants	Expiration Date
$1.00	375,000	May 2021
$1.30	3,036,450	July 2016
$1.30	1,000,000	September 2016
$1.00	1,264,023	November 2024
$0.01	100,000	July 2016
The following is a summary of warrants outstanding at August 31, 2014:
Exercise Price	Number of Warrants	Expiration Date
$1.01	375,000	May 2021
$1.30	1,386,450	July 2016